Income Taxes: Deferred income tax liability (Tables)	12 Months Ended
Dec. 31, 2012
Tables/Schedules
Deferred income tax liability
	2012	2011
Deferred tax assets:
Bad debt allowance	$ 14,076	$ 28,152
Compensation accruals	27,577	-
Accrued expenses	24,546	-
Other - Current	-
Subtotal Current	$ 66,199	$ 28,152
Stock based compensation	$ 1,096,204	$ -
Depreciation	3,248	-
NOL carryforwards	1,385,620	-
NOL carryforwards - JMG	7,404,603	7,110,663
Property basis difference	416,917	415,935
Other - Noncurrent	31,277
Subtotal Noncurrent	$ 10,337,869	$ 7,526,598
Net deferred tax asset/(liabilities)	$ 10,404,068	$ 7,554,750
Valuation allowance	(10,404,068)	(7,554,750)
	$ -	$ -